UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05460
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Premier Portfolio
Investor Class: IMRXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-INV
Invesco Premier Portfolio

Invesco Premier Portfolio
Institutional Class: IPPXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-INST
Invesco Premier Portfolio

Invesco Premier Portfolio
Private Investment Class: IPTXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-PRV
Invesco Premier Portfolio

Invesco Premier Portfolio
Personal Investment Class: IPVXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-PER
Invesco Premier Portfolio

Invesco Premier Portfolio
Reserve Class: IRVXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-RSV
Invesco Premier Portfolio

Invesco Premier Portfolio
Resource Class: IRCXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,699,602,598
Total number of portfolio holdings	123
Total advisory fees paid	$15,638,286
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	1.3%
31-60	4.7%
61-90	4.5%
91-180	21.5%
181+	15.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-AR-RSC
Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio
Investor Class: FUGXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$23,659,092,014
Total number of portfolio holdings	138
Total advisory fees paid	$38,837,023
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.6%
8-30	4.6%
31-60	5.1%
61-90	6.7%
91-180	11.4%
181+	19.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PGM-AR-INV
Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio
Institutional Class: IUGXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$23,659,092,014
Total number of portfolio holdings	138
Total advisory fees paid	$38,837,023
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.6%
8-30	4.6%
31-60	5.1%
61-90	6.7%
91-180	11.4%
181+	19.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PGM-AR-INST
Invesco Premier U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 44,680	$ 41,230
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 28,634	$ 28,330
All Other Fees	$ 0	$ 0
Total Fees	$ 73,314	$ 69,560

(1)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,681,000 for the fiscal year ended August 31, 2025 and $6,608,000 for the fiscal year ended August 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,886,634 for the fiscal year ended August 31, 2025 and $7,757,330 for the fiscal year ended August 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
August 31, 2025
Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Approval of Investment Advisory and Sub-Advisory Contracts
27	Tax Information
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2025
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-25.27%
U.S. Treasury Bills-23.83%(a)
U.S. Treasury Bills	4.31%	09/09/2025	$25,000	$24,976,111
U.S. Treasury Bills	4.18%	09/11/2025	500,000	499,431,944
U.S. Treasury Bills	4.19%	09/18/2025	150,000	149,709,583
U.S. Treasury Bills	4.13%-4.21%	10/02/2025	160,000	159,449,061
U.S. Treasury Bills	4.19%	10/09/2025	240,000	238,992,683
U.S. Treasury Bills	4.19%	10/14/2025	150,000	149,266,575
U.S. Treasury Bills	4.15%	10/16/2025	175,000	174,111,875
U.S. Treasury Bills	4.22%	10/21/2025	500,000	497,086,545
U.S. Treasury Bills	4.28%	10/30/2025	45,000	44,697,625
U.S. Treasury Bills	4.17%	11/06/2025	250,000	248,107,083
U.S. Treasury Bills	4.21%	11/12/2025	500,000	495,840,000
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	175,000	173,531,712
U.S. Treasury Bills	4.38%	11/28/2025	200,000	197,951,556
U.S. Treasury Bills	4.17%	12/02/2025	300,000	296,845,470
U.S. Treasury Bills	4.15%	12/09/2025	150,000	148,312,731
U.S. Treasury Bills	4.05%-4.06%	02/05/2026	990,000	972,821,867
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	400,000	392,808,999
U.S. Treasury Bills	4.03%	02/19/2026	50,000	49,063,062
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	150,000	146,723,410
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	500,000	483,009,897
U.S. Treasury Bills	3.91%	08/06/2026	100,000	96,453,683
				5,639,191,472
U.S. Treasury Floating Rate Notes-0.91%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.39%	01/31/2026	100,000	100,016,526
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	115,000	115,026,675
				215,043,201
U.S. Treasury Notes-0.53%
U.S. Treasury Notes	4.63%	06/30/2026	125,000	125,700,440
Total U.S. Treasury Securities (Cost $5,979,935,113)				5,979,935,113
U.S. Government Sponsored Agency Securities-14.26%
Federal Farm Credit Bank (FFCB)-11.60%
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	09/15/2025	30,000	30,000,893
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	12/12/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	45,000	45,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(b)	4.39%	01/16/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/02/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	03/12/2026	43,000	43,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/18/2026	49,000	49,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$35,000	$35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	90,000	90,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(b)	4.43%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	04/09/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	214,000	214,026,486
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/18/2026	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	03/11/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/13/2027	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	97,000	97,000,000
				2,744,027,379
Federal Home Loan Bank (FHLB)-2.60%
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	100,000	100,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	38,000	37,357,905
Federal Home Loan Bank(a)	4.03%	02/05/2026	10,000	9,827,736
Federal Home Loan Bank(a)	4.00%	03/06/2026	110,000	107,777,817
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	100,000	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	$20,000	$20,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	75,000	75,000,000
				614,963,458
U.S. International Development Finance Corp. (DFC)-0.06%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	158	157,895
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	11/15/2025	421	421,052
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	1,042	1,041,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	12/15/2026	900	900,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2027	2,000	1,999,996
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2027	1,333	1,333,331
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2028	5,538	5,538,461
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	2,917	2,916,667
				15,559,069
Total U.S. Government Sponsored Agency Securities (Cost $3,374,549,906)				3,374,549,906
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.21%
Federal Home Loan Mortgage Corp. (FHLMC)-2.50%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	02/09/2026	147,000	147,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	100,000	99,974,988
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	50,000	50,000,000
				591,974,988
Federal National Mortgage Association (FNMA)-1.71%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	175,000	175,000,000
				403,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $995,474,988)				995,474,988
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.74% (Cost $10,349,960,007)				10,349,960,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-57.95%(d)
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	$600,289,333	$600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	500,241,111	500,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	281,192,333	280,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	200,098,222	200,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	400,197,333	400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	600,295,333	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	621,598,667	600,000,000
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	350,171,500	350,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	175,085,750	175,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	240,118,400	240,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	200,099,111	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	101,148,889	100,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	300,144,333	300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	$1,600,769,778	$1,600,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,150,553,278	1,150,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	400,192,444	400,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	120,014,333	120,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	313,037,386	313,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(h)	4.38%	09/02/2025	65,253,464	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	40,035,599	40,001,531
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	132,487,739	132,375,000
Natixis, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations, U.S. Treasury obligations valued at $1,020,000,037; 0.00% - 7.00%; 10/09/2025 - 05/15/2058)	4.34%	09/02/2025	655,315,856	655,000,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	300,253,750	300,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	160,565,275	155,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	166,196,089	160,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	232,981,875	225,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	201,267,173	196,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	$200,596,200	$196,000,000
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	210,203,933	210,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	200,170,333	200,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	947,714,314	947,258,577
TD Securities (USA) LLC, joint term agreement dated 08/27/2025, aggregate maturing value of $480,407,867 (collateralized by agency mortgage-backed securities valued at $489,600,001; 1.00% - 8.40%; 08/20/2040 - 11/16/2065)(e)	4.37%	09/03/2025	340,288,906	340,000,000
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	404,438,778	400,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	111,168,750	110,000,000
Total Repurchase Agreements (Cost $13,709,635,108)				13,709,635,108
TOTAL INVESTMENTS IN SECURITIES(i)-101.69% (Cost $24,059,595,115)				24,059,595,115
OTHER ASSETS LESS LIABILITIES-(1.69)%				(400,503,101)
NET ASSETS-100.00%				$23,659,092,014
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006	$10,349,960,007
Repurchase agreements, at value and cost	3,523,077,529	13,709,635,108
Cash	261,350	28,446
Receivable for:
Fund shares sold	29,883,069	7,193,328
Interest	16,933,963	68,400,694
Fund expenses absorbed	568,309	1,395,698
Investment for trustee deferred compensation and retirement plans	680,307	160,755
Total assets	9,816,698,533	24,136,774,036
Liabilities:
Payable for:
Investments purchased	98,959,250	435,470,000
Fund shares reacquired	12,993,947	4,218,030
Dividends	2,429,468	32,848,573
Accrued fees to affiliates	2,032,963	4,984,664
Trustee deferred compensation and retirement plans	680,307	160,755
Total liabilities	117,095,935	477,682,022
Net assets applicable to shares outstanding	$9,699,602,598	$23,659,092,014
Net assets consist of:
Shares of beneficial interest	$9,699,475,127	$23,658,084,425
Distributable earnings (loss)	127,471	1,007,589
	$9,699,602,598	$23,659,092,014
Net Assets:
Institutional Class	$9,414,960,740	$22,136,303,093
Investor Class	$283,867,086	$1,522,788,921
Personal Investment Class	$11,835	$-
Private Investment Class	$27,694	$-
Reserve Class	$11,593	$-
Resource Class	$723,650	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475	22,134,268,301
Investor Class	283,856,455	1,522,692,701
Personal Investment Class	11,834	-
Private Investment Class	27,692	-
Reserve Class	11,592	-
Resource Class	723,615	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$9,768,371,535	$24,059,595,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the year ended August 31, 2025

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$407,012,230	$986,573,029
Expenses:
Advisory fees	21,719,795	53,940,194
Distribution fees:
Personal Investment Class	71,880	-
Private Investment Class	81	-
Reserve Class	99	-
Resource Class	1,131	-
Professional services fees	(2,968)	(8,392)
Total expenses	21,790,018	53,931,802
Less: Fees waived	(6,081,509)	(15,103,171)
Net expenses	15,708,509	38,828,631
Net investment income	391,303,721	947,744,398
Net realized gain from unaffiliated investment securities	2,356	676,482
Net increase in net assets resulting from operations	$391,306,077	$948,420,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123	$947,744,398	$1,021,343,729

Net realized gain	2,356	20,533	676,482	910,087

Net increase in net assets resulting from operations	391,306,077	346,345,656	948,420,880	1,022,253,816

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)	(918,978,369)	(1,000,896,255)

Investor Class	(9,233,389)	(8,535,442)	(28,766,029)	(20,447,474)

Personal Investment Class	(520,037)	(469,960)	-	-

Private Investment Class	(1,143)	(1,317)	-	-

Reserve Class	(415)	(494)	-	-

Resource Class	(30,822)	(35,296)	-	-

Total distributions from distributable earnings	(391,303,721)	(346,325,123)	(947,744,398)	(1,021,343,729)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017	3,247,715,592	(71,141,053)

Investor Class	131,397,110	(5,997,098)	1,117,830,204	63,142,364

Personal Investment Class	(13,619,385)	6,526,699	-	-

Private Investment Class	1,256	1,313	-	-

Reserve Class	458	494	-	-

Resource Class	33,862	35,168	-	-

Net increase (decrease) in net assets resulting from share transactions	1,967,173,063	2,791,414,593	4,365,545,796	(7,998,689)

Net increase (decrease) in net assets	1,967,175,419	2,791,435,126	4,366,222,278	(7,088,602)

Net assets:
Beginning of year	7,732,427,179	4,940,992,053	19,292,869,736	19,299,958,338

End of year	$9,699,602,598	$7,732,427,179	$23,659,092,014	$19,292,869,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Investor Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.62%	$283,867	0.18%	0.25%	4.50%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	152,477	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.49	158,473	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18	0.25	0.07
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	1,522,789	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	404,892	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	341,727	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
Invesco Premier U.S. Government Money Portfolio	15,103,171
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds.  Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025		2024
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$-	$346,325,123
Invesco Premier U.S. Government Money Portfolio	947,686,252	58,146	1,021,343,729

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Invesco Premier U.S. Government Money Portfolio	1,007,589	23,658,084,425	23,659,092,014
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
Invesco Premier U.S. Government Money Portfolio	738,685	(901,685)	163,000
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168
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AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Reacquired:
Institutional Class	(10,131,033,529)	$(10,131,033,529)	(7,247,550,439)	$(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	62,626,497,809	$62,626,497,809	51,409,565,237	$51,409,565,237
Investor Class	2,039,620,515	2,039,620,515	450,315,377	450,315,377
Issued as reinvestment of dividends:
Institutional Class	568,104,666	568,104,666	549,306,804	549,306,804
Investor Class	28,761,155	28,761,155	20,382,490	20,382,490
Reacquired:
Institutional Class	(59,946,886,883)	(59,946,886,883)	(52,030,013,094)	(52,030,013,094)
Investor Class	(950,551,466)	(950,551,466)	(407,555,503)	(407,555,503)
Net increase (decrease) in share activity	4,365,545,796	$4,365,545,796	(7,998,689)	$(7,998,689)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Investor Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Investor Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
23
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices
24
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual
25
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
26
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*	Long Term Capital Gain Distributions
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%	$0.00
Invesco Premier U.S. Government Money Portfolio	99.94%	0.00%	0.00%	0.00%	17.18%	58,146.00
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
Invesco Premier U.S. Government Money Portfolio	618,336	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
27
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
28
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-INV

Annual Financial Statements and Other Information
August 31, 2025
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Approval of Investment Advisory and Sub-Advisory Contracts
27	Tax Information
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2025
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-25.27%
U.S. Treasury Bills-23.83%(a)
U.S. Treasury Bills	4.31%	09/09/2025	$25,000	$24,976,111
U.S. Treasury Bills	4.18%	09/11/2025	500,000	499,431,944
U.S. Treasury Bills	4.19%	09/18/2025	150,000	149,709,583
U.S. Treasury Bills	4.13%-4.21%	10/02/2025	160,000	159,449,061
U.S. Treasury Bills	4.19%	10/09/2025	240,000	238,992,683
U.S. Treasury Bills	4.19%	10/14/2025	150,000	149,266,575
U.S. Treasury Bills	4.15%	10/16/2025	175,000	174,111,875
U.S. Treasury Bills	4.22%	10/21/2025	500,000	497,086,545
U.S. Treasury Bills	4.28%	10/30/2025	45,000	44,697,625
U.S. Treasury Bills	4.17%	11/06/2025	250,000	248,107,083
U.S. Treasury Bills	4.21%	11/12/2025	500,000	495,840,000
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	175,000	173,531,712
U.S. Treasury Bills	4.38%	11/28/2025	200,000	197,951,556
U.S. Treasury Bills	4.17%	12/02/2025	300,000	296,845,470
U.S. Treasury Bills	4.15%	12/09/2025	150,000	148,312,731
U.S. Treasury Bills	4.05%-4.06%	02/05/2026	990,000	972,821,867
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	400,000	392,808,999
U.S. Treasury Bills	4.03%	02/19/2026	50,000	49,063,062
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	150,000	146,723,410
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	500,000	483,009,897
U.S. Treasury Bills	3.91%	08/06/2026	100,000	96,453,683
				5,639,191,472
U.S. Treasury Floating Rate Notes-0.91%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.39%	01/31/2026	100,000	100,016,526
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	115,000	115,026,675
				215,043,201
U.S. Treasury Notes-0.53%
U.S. Treasury Notes	4.63%	06/30/2026	125,000	125,700,440
Total U.S. Treasury Securities (Cost $5,979,935,113)				5,979,935,113
U.S. Government Sponsored Agency Securities-14.26%
Federal Farm Credit Bank (FFCB)-11.60%
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	09/15/2025	30,000	30,000,893
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	12/12/2025	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	45,000	45,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(b)	4.39%	01/16/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/02/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	03/12/2026	43,000	43,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/18/2026	49,000	49,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$35,000	$35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	90,000	90,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(b)	4.43%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	04/09/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	214,000	214,026,486
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/18/2026	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	03/11/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/13/2027	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	97,000	97,000,000
				2,744,027,379
Federal Home Loan Bank (FHLB)-2.60%
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	100,000	100,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	38,000	37,357,905
Federal Home Loan Bank(a)	4.03%	02/05/2026	10,000	9,827,736
Federal Home Loan Bank(a)	4.00%	03/06/2026	110,000	107,777,817
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	100,000	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	$20,000	$20,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	75,000	75,000,000
				614,963,458
U.S. International Development Finance Corp. (DFC)-0.06%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	158	157,895
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	11/15/2025	421	421,052
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	1,042	1,041,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	12/15/2026	900	900,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2027	2,000	1,999,996
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2027	1,333	1,333,331
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	06/20/2028	5,538	5,538,461
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	2,917	2,916,667
				15,559,069
Total U.S. Government Sponsored Agency Securities (Cost $3,374,549,906)				3,374,549,906
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.21%
Federal Home Loan Mortgage Corp. (FHLMC)-2.50%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	02/09/2026	147,000	147,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	100,000	99,974,988
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	50,000	50,000,000
				591,974,988
Federal National Mortgage Association (FNMA)-1.71%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	175,000	175,000,000
				403,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $995,474,988)				995,474,988
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.74% (Cost $10,349,960,007)				10,349,960,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-57.95%(d)
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	$600,289,333	$600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	500,241,111	500,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	281,192,333	280,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	200,098,222	200,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	400,197,333	400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	600,295,333	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	621,598,667	600,000,000
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	350,171,500	350,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	175,085,750	175,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	240,118,400	240,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	200,099,111	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	101,148,889	100,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	300,144,333	300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	$1,600,769,778	$1,600,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,150,553,278	1,150,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	400,192,444	400,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	120,014,333	120,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	313,037,386	313,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(h)	4.38%	09/02/2025	65,253,464	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	40,035,599	40,001,531
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	132,487,739	132,375,000
Natixis, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations, U.S. Treasury obligations valued at $1,020,000,037; 0.00% - 7.00%; 10/09/2025 - 05/15/2058)	4.34%	09/02/2025	655,315,856	655,000,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	300,253,750	300,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	160,565,275	155,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	166,196,089	160,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	232,981,875	225,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	201,267,173	196,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	$200,596,200	$196,000,000
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	210,203,933	210,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	200,170,333	200,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	947,714,314	947,258,577
TD Securities (USA) LLC, joint term agreement dated 08/27/2025, aggregate maturing value of $480,407,867 (collateralized by agency mortgage-backed securities valued at $489,600,001; 1.00% - 8.40%; 08/20/2040 - 11/16/2065)(e)	4.37%	09/03/2025	340,288,906	340,000,000
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	404,438,778	400,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	111,168,750	110,000,000
Total Repurchase Agreements (Cost $13,709,635,108)				13,709,635,108
TOTAL INVESTMENTS IN SECURITIES(i)-101.69% (Cost $24,059,595,115)				24,059,595,115
OTHER ASSETS LESS LIABILITIES-(1.69)%				(400,503,101)
NET ASSETS-100.00%				$23,659,092,014
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006	$10,349,960,007
Repurchase agreements, at value and cost	3,523,077,529	13,709,635,108
Cash	261,350	28,446
Receivable for:
Fund shares sold	29,883,069	7,193,328
Interest	16,933,963	68,400,694
Fund expenses absorbed	568,309	1,395,698
Investment for trustee deferred compensation and retirement plans	680,307	160,755
Total assets	9,816,698,533	24,136,774,036
Liabilities:
Payable for:
Investments purchased	98,959,250	435,470,000
Fund shares reacquired	12,993,947	4,218,030
Dividends	2,429,468	32,848,573
Accrued fees to affiliates	2,032,963	4,984,664
Trustee deferred compensation and retirement plans	680,307	160,755
Total liabilities	117,095,935	477,682,022
Net assets applicable to shares outstanding	$9,699,602,598	$23,659,092,014
Net assets consist of:
Shares of beneficial interest	$9,699,475,127	$23,658,084,425
Distributable earnings (loss)	127,471	1,007,589
	$9,699,602,598	$23,659,092,014
Net Assets:
Institutional Class	$9,414,960,740	$22,136,303,093
Investor Class	$283,867,086	$1,522,788,921
Personal Investment Class	$11,835	$-
Private Investment Class	$27,694	$-
Reserve Class	$11,593	$-
Resource Class	$723,650	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475	22,134,268,301
Investor Class	283,856,455	1,522,692,701
Personal Investment Class	11,834	-
Private Investment Class	27,692	-
Reserve Class	11,592	-
Resource Class	723,615	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$9,768,371,535	$24,059,595,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the year ended August 31, 2025

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$407,012,230	$986,573,029
Expenses:
Advisory fees	21,719,795	53,940,194
Distribution fees:
Personal Investment Class	71,880	-
Private Investment Class	81	-
Reserve Class	99	-
Resource Class	1,131	-
Professional services fees	(2,968)	(8,392)
Total expenses	21,790,018	53,931,802
Less: Fees waived	(6,081,509)	(15,103,171)
Net expenses	15,708,509	38,828,631
Net investment income	391,303,721	947,744,398
Net realized gain from unaffiliated investment securities	2,356	676,482
Net increase in net assets resulting from operations	$391,306,077	$948,420,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123	$947,744,398	$1,021,343,729

Net realized gain	2,356	20,533	676,482	910,087

Net increase in net assets resulting from operations	391,306,077	346,345,656	948,420,880	1,022,253,816

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)	(918,978,369)	(1,000,896,255)

Investor Class	(9,233,389)	(8,535,442)	(28,766,029)	(20,447,474)

Personal Investment Class	(520,037)	(469,960)	-	-

Private Investment Class	(1,143)	(1,317)	-	-

Reserve Class	(415)	(494)	-	-

Resource Class	(30,822)	(35,296)	-	-

Total distributions from distributable earnings	(391,303,721)	(346,325,123)	(947,744,398)	(1,021,343,729)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017	3,247,715,592	(71,141,053)

Investor Class	131,397,110	(5,997,098)	1,117,830,204	63,142,364

Personal Investment Class	(13,619,385)	6,526,699	-	-

Private Investment Class	1,256	1,313	-	-

Reserve Class	458	494	-	-

Resource Class	33,862	35,168	-	-

Net increase (decrease) in net assets resulting from share transactions	1,967,173,063	2,791,414,593	4,365,545,796	(7,998,689)

Net increase (decrease) in net assets	1,967,175,419	2,791,435,126	4,366,222,278	(7,088,602)

Net assets:
Beginning of year	7,732,427,179	4,940,992,053	19,292,869,736	19,299,958,338

End of year	$9,699,602,598	$7,732,427,179	$23,659,092,014	$19,292,869,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.62%	$9,414,961	0.18%	0.25%	4.50%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	7,565,591	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.50	4,774,723	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18	0.25	0.07
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	22,136,303	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	18,887,978	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	18,958,232	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
Invesco Premier U.S. Government Money Portfolio	15,103,171
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds.  Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025		2024
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$-	$346,325,123
Invesco Premier U.S. Government Money Portfolio	947,686,252	58,146	1,021,343,729

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Invesco Premier U.S. Government Money Portfolio	1,007,589	23,658,084,425	23,659,092,014
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
Invesco Premier U.S. Government Money Portfolio	738,685	(901,685)	163,000
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Reacquired:
Institutional Class	(10,131,033,529)	$(10,131,033,529)	(7,247,550,439)	$(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	62,626,497,809	$62,626,497,809	51,409,565,237	$51,409,565,237
Investor Class	2,039,620,515	2,039,620,515	450,315,377	450,315,377
Issued as reinvestment of dividends:
Institutional Class	568,104,666	568,104,666	549,306,804	549,306,804
Investor Class	28,761,155	28,761,155	20,382,490	20,382,490
Reacquired:
Institutional Class	(59,946,886,883)	(59,946,886,883)	(52,030,013,094)	(52,030,013,094)
Investor Class	(950,551,466)	(950,551,466)	(407,555,503)	(407,555,503)
Net increase (decrease) in share activity	4,365,545,796	$4,365,545,796	(7,998,689)	$(7,998,689)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*	Long Term Capital Gain Distributions
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%	$0.00
Invesco Premier U.S. Government Money Portfolio	99.94%	0.00%	0.00%	0.00%	17.18%	58,146.00
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
Invesco Premier U.S. Government Money Portfolio	618,336	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-INST

Annual Financial Statements and Other Information
August 31, 2025
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006
Repurchase agreements, at value and cost	3,523,077,529
Cash	261,350
Receivable for:
Fund shares sold	29,883,069
Interest	16,933,963
Fund expenses absorbed	568,309
Investment for trustee deferred compensation and retirement plans	680,307
Total assets	9,816,698,533
Liabilities:
Payable for:
Investments purchased	98,959,250
Fund shares reacquired	12,993,947
Dividends	2,429,468
Accrued fees to affiliates	2,032,963
Trustee deferred compensation and retirement plans	680,307
Total liabilities	117,095,935
Net assets applicable to shares outstanding	$9,699,602,598
Net assets consist of:
Shares of beneficial interest	$9,699,475,127
Distributable earnings (loss)	127,471
$9,699,602,598
Net Assets:
Institutional Class	$9,414,960,740
Investor Class	$283,867,086
Personal Investment Class	$11,835
Private Investment Class	$27,694
Reserve Class	$11,593
Resource Class	$723,650
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475
Investor Class	283,856,455
Personal Investment Class	11,834
Private Investment Class	27,692
Reserve Class	11,592
Resource Class	723,615
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$9,768,371,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2025

Invesco Premier Portfolio
Investment income:
Interest	$407,012,230
Expenses:
Advisory fees	21,719,795
Distribution fees:
Personal Investment Class	71,880
Private Investment Class	81
Reserve Class	99
Resource Class	1,131
Professional services fees	(2,968)
Total expenses	21,790,018
Less: Fees waived	(6,081,509)
Net expenses	15,708,509
Net investment income	391,303,721
Net realized gain from unaffiliated investment securities	2,356
Net increase in net assets resulting from operations	$391,306,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio
	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123

Net realized gain	2,356	20,533

Net increase in net assets resulting from operations	391,306,077	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)

Investor Class	(9,233,389)	(8,535,442)

Personal Investment Class	(520,037)	(469,960)

Private Investment Class	(1,143)	(1,317)

Reserve Class	(415)	(494)

Resource Class	(30,822)	(35,296)

Total distributions from distributable earnings	(391,303,721)	(346,325,123)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017

Investor Class	131,397,110	(5,997,098)

Personal Investment Class	(13,619,385)	6,526,699

Private Investment Class	1,256	1,313

Reserve Class	458	494

Resource Class	33,862	35,168

Net increase in net assets resulting from share transactions	1,967,173,063	2,791,414,593

Net increase in net assets	1,967,175,419	2,791,435,126

Net assets:
Beginning of year	7,732,427,179	4,940,992,053

End of year	$9,699,602,598	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.04%	$12	0.73%	0.80%	3.95%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.96	13,632	0.73	0.80	4.84
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.92	7,105	0.73	0.80	4.07
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40	0.80	0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23	0.80	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$346,325,123

*	Includes short-term capital gain distributions, if any.

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AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168
Reacquired:
Institutional Class	(10,131,033,529)	(10,131,033,529)	(7,247,550,439)	(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices
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AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual
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AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
**
The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-PER

Annual Financial Statements and Other Information
August 31, 2025
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006
Repurchase agreements, at value and cost	3,523,077,529
Cash	261,350
Receivable for:
Fund shares sold	29,883,069
Interest	16,933,963
Fund expenses absorbed	568,309
Investment for trustee deferred compensation and retirement plans	680,307
Total assets	9,816,698,533
Liabilities:
Payable for:
Investments purchased	98,959,250
Fund shares reacquired	12,993,947
Dividends	2,429,468
Accrued fees to affiliates	2,032,963
Trustee deferred compensation and retirement plans	680,307
Total liabilities	117,095,935
Net assets applicable to shares outstanding	$9,699,602,598
Net assets consist of:
Shares of beneficial interest	$9,699,475,127
Distributable earnings (loss)	127,471
$9,699,602,598
Net Assets:
Institutional Class	$9,414,960,740
Investor Class	$283,867,086
Personal Investment Class	$11,835
Private Investment Class	$27,694
Reserve Class	$11,593
Resource Class	$723,650
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475
Investor Class	283,856,455
Personal Investment Class	11,834
Private Investment Class	27,692
Reserve Class	11,592
Resource Class	723,615
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$9,768,371,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2025

Invesco Premier Portfolio
Investment income:
Interest	$407,012,230
Expenses:
Advisory fees	21,719,795
Distribution fees:
Personal Investment Class	71,880
Private Investment Class	81
Reserve Class	99
Resource Class	1,131
Professional services fees	(2,968)
Total expenses	21,790,018
Less: Fees waived	(6,081,509)
Net expenses	15,708,509
Net investment income	391,303,721
Net realized gain from unaffiliated investment securities	2,356
Net increase in net assets resulting from operations	$391,306,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio
	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123

Net realized gain	2,356	20,533

Net increase in net assets resulting from operations	391,306,077	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)

Investor Class	(9,233,389)	(8,535,442)

Personal Investment Class	(520,037)	(469,960)

Private Investment Class	(1,143)	(1,317)

Reserve Class	(415)	(494)

Resource Class	(30,822)	(35,296)

Total distributions from distributable earnings	(391,303,721)	(346,325,123)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017

Investor Class	131,397,110	(5,997,098)

Personal Investment Class	(13,619,385)	6,526,699

Private Investment Class	1,256	1,313

Reserve Class	458	494

Resource Class	33,862	35,168

Net increase in net assets resulting from share transactions	1,967,173,063	2,791,414,593

Net increase in net assets	1,967,175,419	2,791,435,126

Net assets:
Beginning of year	7,732,427,179	4,940,992,053

End of year	$9,699,602,598	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.31%	$28	0.48%	0.55%	4.20%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.23	26	0.48	0.55	5.09
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.19	25	0.48	0.55	4.33
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22	0.55	0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25	0.55	0.00

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$346,325,123

*	Includes short-term capital gain distributions, if any.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168
Reacquired:
Institutional Class	(10,131,033,529)	(10,131,033,529)	(7,247,550,439)	(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices
17
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
**
The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-PRV

Annual Financial Statements and Other Information
August 31, 2025
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006
Repurchase agreements, at value and cost	3,523,077,529
Cash	261,350
Receivable for:
Fund shares sold	29,883,069
Interest	16,933,963
Fund expenses absorbed	568,309
Investment for trustee deferred compensation and retirement plans	680,307
Total assets	9,816,698,533
Liabilities:
Payable for:
Investments purchased	98,959,250
Fund shares reacquired	12,993,947
Dividends	2,429,468
Accrued fees to affiliates	2,032,963
Trustee deferred compensation and retirement plans	680,307
Total liabilities	117,095,935
Net assets applicable to shares outstanding	$9,699,602,598
Net assets consist of:
Shares of beneficial interest	$9,699,475,127
Distributable earnings (loss)	127,471
$9,699,602,598
Net Assets:
Institutional Class	$9,414,960,740
Investor Class	$283,867,086
Personal Investment Class	$11,835
Private Investment Class	$27,694
Reserve Class	$11,593
Resource Class	$723,650
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475
Investor Class	283,856,455
Personal Investment Class	11,834
Private Investment Class	27,692
Reserve Class	11,592
Resource Class	723,615
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$9,768,371,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2025

Invesco Premier Portfolio
Investment income:
Interest	$407,012,230
Expenses:
Advisory fees	21,719,795
Distribution fees:
Personal Investment Class	71,880
Private Investment Class	81
Reserve Class	99
Resource Class	1,131
Professional services fees	(2,968)
Total expenses	21,790,018
Less: Fees waived	(6,081,509)
Net expenses	15,708,509
Net investment income	391,303,721
Net realized gain from unaffiliated investment securities	2,356
Net increase in net assets resulting from operations	$391,306,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio
	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123

Net realized gain	2,356	20,533

Net increase in net assets resulting from operations	391,306,077	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)

Investor Class	(9,233,389)	(8,535,442)

Personal Investment Class	(520,037)	(469,960)

Private Investment Class	(1,143)	(1,317)

Reserve Class	(415)	(494)

Resource Class	(30,822)	(35,296)

Total distributions from distributable earnings	(391,303,721)	(346,325,123)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017

Investor Class	131,397,110	(5,997,098)

Personal Investment Class	(13,619,385)	6,526,699

Private Investment Class	1,256	1,313

Reserve Class	458	494

Resource Class	33,862	35,168

Net increase in net assets resulting from share transactions	1,967,173,063	2,791,414,593

Net increase in net assets	1,967,175,419	2,791,435,126

Net assets:
Beginning of year	7,732,427,179	4,940,992,053

End of year	$9,699,602,598	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	3.73%	$12	1.05%	1.12%	3.63%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	11	1.05	1.12	4.52
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.61	11	1.05	1.12	3.75
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47	1.12	0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20	1.12	0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$346,325,123

*	Includes short-term capital gain distributions, if any.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168
Reacquired:
Institutional Class	(10,131,033,529)	(10,131,033,529)	(7,247,550,439)	(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices
17
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
**
The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-RSV

Annual Financial Statements and Other Information
August 31, 2025
Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.91%(a)
Asset Management & Custody Banks-0.86%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.85%	04/29/2026	$25,000	$25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	48,586,611
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,700,884
				83,287,495
Asset-Backed Securities - Consumer Receivables-2.77%
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.41%	12/01/2025	50,000	49,456,528
Old Line Funding LLC (CEP-Royal Bank of Canada) (SOFR + 0.34%)(b)(c)(d)	4.76%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada) (SOFR + 0.35%)(b)(c)(d)	4.74%	07/02/2026	50,000	50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.33%	07/17/2026	50,000	48,161,319
Old Line Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	40,000	38,446,211
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)(d)	4.20%	08/14/2026	50,000	48,057,764
				269,121,822
Asset-Backed Securities - Fully Supported-0.41%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	4.43%	01/21/2026	40,000	39,316,822
Asset-Backed Securities - Fully Supported Bank-7.05%
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.65%	01/26/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.70%	02/11/2026	80,000	80,000,000
Anglesea Funding LLC (Multi-CEP’s) (01 mo. OBFR + 0.23%)(b)(c)(d)	4.64%	02/24/2026	50,000	50,000,000
Concord Minutemen Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	11/25/2025	61,760	61,132,965
Lexington Parker Capital Co. LLC (Multi-CEP’s)(c)(d)	4.35%	09/02/2025	134,132	134,115,792
Mont Blanc Capital Corp. (CEP-ING Bank N.V.)(c)(d)	4.31%	12/15/2025	30,000	29,628,125
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.49%	09/04/2025	50,000	49,981,500
Mountcliff Funding LLC (Multi-CEP’s)(c)(d)	4.39%	11/07/2025	100,000	99,190,417
Versailles Commercial Paper LLC (CEP-Natixis SA) (SOFR + 0.18%)(b)(c)(d)	4.60%	10/22/2025	100,000	100,000,000
				684,048,799
Consumer Finance-0.51%
Toyota Motor Credit Corp.(d)	4.45%	12/04/2025	50,000	49,428,167
Diversified Banks-16.13%
ANZ New Zealand Int’l Ltd. (United Kingdom)(c)(d)	4.14%	03/02/2026	50,000	48,959,250
Australia & New Zealand Banking Group Ltd. (Australia)(c)(d)	4.21%	02/23/2026	65,000	63,696,615
Bank of New York Mellon (The) (SOFR + 0.18%)(b)	4.84%	09/30/2025	60,100	60,100,000
Barclays Bank PLC (SOFR + 0.20%)(b)(c)(d)	4.69%	09/12/2025	50,000	50,000,000
Barclays Bank PLC(c)(d)	4.50%	11/17/2025	75,000	74,294,166
Barclays Bank PLC (SOFR + 0.23%)(b)(c)(d)	4.66%	01/06/2026	100,000	100,000,000
Barclays Bank PLC(c)(d)	4.29%	02/20/2026	30,000	29,398,000
BNG Bank N.V. (Netherlands)(c)(d)	4.33%	09/04/2025	200,000	199,927,833
Citigroup Global Markets, Inc.(c)	4.63%	11/14/2025	25,000	24,772,861
Citigroup Global Markets, Inc. (SOFR + 0.22%)(b)(c)	4.65%	12/19/2025	55,000	55,000,000
Citigroup Global Markets, Inc.(c)	4.37%	05/14/2026	25,000	24,258,021
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(c)	4.75%	06/17/2026	75,000	75,000,000
Dexia S.A. (France)(c)(d)	4.39%	10/23/2025	50,000	49,686,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
DNB Bank ASA (Norway)(c)(d)	4.59%	11/12/2025	$10,000	$9,912,200
DNB Bank ASA (Norway)(c)(d)	4.33%	04/20/2026	50,000	48,655,708
DNB Bank ASA (Norway)(c)(d)	4.27%	07/07/2026	40,000	38,592,333
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.87%	09/11/2025	25,000	25,000,000
HSBC Bank PLC (SOFR + 0.36%) (United Kingdom)(b)(c)(d)	4.89%	09/25/2025	50,000	49,999,666
ING (US) Funding LLC(c)(d)	4.50%	10/07/2025	50,000	49,785,000
ING (US) Funding LLC (SOFR + 0.24%)(b)(c)(d)	4.60%	10/24/2025	51,000	51,000,000
ING US Funding LLC (SOFR + 0.33%)(b)(c)(d)	4.77%	12/18/2025	25,000	25,000,000
ING US Funding LLC (SOFR + 0.26%)(b)(c)(d)	4.64%	03/09/2026	25,000	24,997,394
ING US Funding LLC(c)(d)	4.43%	05/01/2026	40,000	38,846,467
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/09/2026	51,445	50,490,195
Lloyds Bank PLC (United Kingdom)(d)	4.24%	02/11/2026	49,600	48,668,002
Lloyds Bank PLC (United Kingdom)(c)(d)	4.35%	04/24/2026	50,000	48,625,903
National Australia Bank Ltd. (SOFR + 0.20%) (Australia)(b)(c)(d)	4.59%	11/03/2025	75,000	75,000,000
Skandinaviska Enskilda Banken AB (Sweden)(c)(d)	4.50%	10/29/2025	50,000	49,653,611
UBS AG (SOFR + 0.38%)(b)(c)(d)	4.78%	05/15/2026	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.33%) (Australia)(b)(c)(d)	4.83%	09/04/2025	50,000	50,000,000
				1,564,319,781
Diversified Capital Markets-7.52%
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.28%)(b)	4.72%	12/16/2025	25,000	25,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.29%)(b)	4.74%	02/09/2026	50,000	50,000,000
Collateralized Commercial Paper V Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.30%)(b)	4.71%	03/10/2026	50,000	50,000,000
Endeavour Funding Co. LLC (CEP-HSBC Bank PLC)(c)(d)	4.38%	09/02/2025	50,000	49,993,917
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.23%)(b)(d)	4.69%	02/23/2026	95,000	95,000,000
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (01 mo. OBFR + 0.26%)(b)(d)	4.64%	04/30/2026	50,000	50,000,000
Lion Bay Funding LLC (Multi-CEP’s) (SOFR + 0.23%)(b)(c)(d)	4.72%	12/15/2025	50,000	50,000,000
Mackinac Funding Co. LLC (CEP-BNP Paribas SA)(c)(d)	4.48%	09/04/2025	75,000	74,972,312
Park Avenue Collateralized Notes Co. LLC (CEP-JPMorgan Securities LLC) (SOFR + 0.36%)(b)(c)	4.83%	01/27/2026	25,000	25,000,000
UBS AG(c)(d)	4.47%	10/08/2025	25,000	24,890,028
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.82%	12/01/2025	50,000	50,000,000
UBS AG (SOFR + 0.39%)(b)(c)(d)	4.85%	01/02/2026	50,000	50,000,000
UBS AG (SOFR + 0.32%)(b)(c)(d)	4.73%	03/02/2026	100,000	100,000,000
UBS AG (SOFR + 0.37%)(b)(c)(d)	4.79%	06/17/2026	35,000	35,000,000
				729,856,257
Regional Banks-2.06%
ASB Bank Ltd. (SOFR + 0.35%) (New Zealand)(b)(c)(d)	4.79%	02/17/2026	100,000	100,000,000
ASB Bank Ltd. (SOFR + 0.32%) (New Zealand)(b)(c)(d)	4.78%	02/27/2026	100,000	100,000,000
				200,000,000
Specialized Finance-5.60%
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.40%	09/02/2025	200,000	199,975,555
Aquitaine Funding Co. LLC (CEP-Societe Generale S.A.)(c)(d)	4.50%	09/03/2025	100,000	99,975,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Cabot Trail Funding LLC (CEP-Toronto-Dominion Bank) (SOFR + 0.18%)(b)(d)	4.67%	09/05/2025	$30,000	$30,000,000
CDP Financial, Inc. (Canada)(c)(d)	4.51%	01/08/2026	50,000	49,227,792
CDP Financial, Inc. (Canada)(c)(d)	4.53%	02/03/2026	65,000	63,788,201
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International) (SOFR + 0.30%)(b)(c)	4.65%	12/23/2025	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP-Goldman Sachs International)(c)	4.33%	02/25/2026	15,000	14,688,037
Podium Funding Trust (CEP-Bank of Montreal) (SOFR + 0.34%) (Canada)(b)(d)	4.69%	03/05/2026	50,000	50,000,000
				542,654,863
Total Commercial Paper (Cost $4,162,034,006)				4,162,034,006

Certificates of Deposit-20.42%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(d)	4.32%	09/02/2025	50,000	50,000,000
Bank of America N.A.	4.49%	01/07/2026	75,000	75,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.70%	04/27/2026	80,000	80,000,000
Barclays Bank PLC (SOFR + 0.35%) (United Kingdom)(b)(d)	4.69%	10/15/2025	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(d)	4.32%	09/02/2025	90,000	90,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.36%) (Canada)(b)(d)	4.70%	11/17/2025	41,000	41,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%) (Canada)(b)(d)	4.74%	09/08/2026	80,000	80,000,000
Citibank N.A. (SOFR + 0.35%)(b)	4.69%	10/27/2025	75,000	75,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	4.32%	09/02/2025	100,000	100,000,000
Credit Agricole Corporate and Investment Bank(d)	4.34%	04/30/2026	50,000	50,000,000
Credit Agricole Corporate And Investment Bank(d)	4.31%	09/02/2025	200,000	200,000,000
KEB Hana Bank(d)	4.42%	12/15/2025	100,000	100,000,000
Korea Development Bank(d)	4.26%	03/02/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.23%) (Japan)(b)(d)	4.57%	12/11/2025	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/06/2026	100,000	100,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	30,000	30,000,000
Mizuho Bank Ltd.(d)	4.33%	09/02/2025	220,000	220,000,000
Mizuho Bank Ltd.(d)	4.36%	09/02/2025	200,000	200,000,000
Standard Chartered Bank (SOFR + 0.26%) (United Kingdom)(b)(d)	4.60%	02/06/2026	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%)(b)(d)	4.56%	02/26/2026	50,000	50,000,000
Swedbank AB(d)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (Canada)(d)	4.38%	07/09/2026	100,000	100,000,000
Total Certificates of Deposit (Cost $1,981,000,000)				1,981,000,000
Variable Rate Demand Notes-1.06%(e)
Credit Enhanced-0.77%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	4.41%	04/01/2035	17,850	17,850,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	12,600	12,600,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)(f)	4.80%	04/01/2047	27,300	27,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.42%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(c)(f)	4.48%	01/01/2033	3,800	3,800,000
				74,710,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education Services-0.29%
Board of Regents of the University of Texas System; Series 2016, RB	4.32%	08/01/2045	$27,550	$27,550,000
Total Variable Rate Demand Notes (Cost $102,260,000)				102,260,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.39% (Cost $6,245,294,006)				6,245,294,006
			Repurchase Amount
Repurchase Agreements-36.32%(g)
ABN AMRO Bank N.V., joint agreement dated 08/29/2025, aggregate maturing value of $550,265,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $561,000,046; 0.38% - 7.00%; 04/30/2026 - 08/20/2055)	4.34%	09/02/2025	100,048,222	100,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $400,397,666 (collateralized by corporate obligations and non-agency asset-backed securities valued at $420,365,362; 2.26% - 10.08%; 05/01/2027 - 11/22/2052)(d)(h)(i)	4.48%	09/02/2025	50,049,708	50,000,000
Bank of Nova Scotia, joint term agreement dated 08/25/2025, aggregate maturing value of $600,600,500 (collateralized by equity securities valued at $630,378,305; 0.00%)(d)(h)(i)	4.51%	09/02/2025	240,240,200	240,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $125,550,521 (collateralized by agency and non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $133,974,061; 0.00% - 12.57%; 03/15/2027 - 08/25/2070)(d)(i)	4.53%	10/03/2025	60,264,250	60,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $577,515,625 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $603,750,677; 0.00% - 9.57%; 04/15/2026 - 05/25/2070)(d)(i)	4.50%	10/03/2025	145,634,375	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $300,155,334 (collateralized by corporate obligations and non-agency asset-backed securities valued at $329,765,156; 1.86% - 13.00%; 02/15/2026 - 01/15/2084)(d)(h)(i)	4.66%	09/02/2025	100,051,778	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(h)(i)	4.44%	09/02/2025	45,022,200	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/30/2025, aggregate maturing value of $300,153,666 (collateralized by agency and non-agency mortgage-backed securities, corporate obligations and non-agency asset-backed securities valued at $315,000,001; 0.63% - 8.75%; 09/12/2025 - 10/31/2082)(d)(h)(i)	4.61%	09/02/2025	150,076,833	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $300,258,417 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $315,000,489; 0.63% - 9.25%; 09/01/2025 - 07/01/2116)(d)(i)	4.43%	09/03/2025	100,086,139	100,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	250,120,278	250,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $317,082,606; 0.00% - 9.50%; 09/21/2025 - 08/25/2067)(d)(j)	4.46%	09/02/2025	50,117,250	50,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,195,556 (collateralized by equity securities valued at $420,000,006; 0.00%)(d)	4.40%	09/02/2025	90,044,000	90,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $192,499,391; 0.00% - 12.50%; 04/30/2026 - 08/30/2033)(j)	4.63%	09/02/2025	$175,720,222	$175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/29/2025, maturing value of $50,024,667 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.77% - 5.54%; 09/16/2044 - 04/20/2072)(d)	4.44%	09/02/2025	50,024,667	50,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 05/05/2025 (collateralized by equity securities valued at $84,000,230; 0.00%)(d)(j)	4.48%	09/02/2025	30,014,933	30,000,000
RBC Capital Markets LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $150,131,250 (collateralized by corporate obligations valued at $164,656,880; 0.00% - 12.75%; 09/01/2025 - 10/01/2097)(d)(i)	4.50%	09/02/2025	30,026,250	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $86,609,925; 0.00% - 13.50%; 09/15/2025 - 08/15/2076)(d)(j)	4.51%	09/02/2025	80,040,089	80,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,453,776,621	1,453,077,529
TD Securities (USA) LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $250,214,375 (collateralized by corporate obligations valued at $262,504,831; 1.05% - 6.00%; 09/14/2026 - 06/30/2059)(d)(i)	4.41%	09/02/2025	50,042,875	50,000,000
Wells Fargo Securities, LLC, term agreement dated 08/29/2025, maturing value of $278,698,139 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $294,801,020; 0.00% - 22.00%; 09/01/2025 - 07/15/2060)	4.94%	12/05/2025	278,698,139	275,000,000
Total Repurchase Agreements (Cost $3,523,077,529)				3,523,077,529
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.71% (Cost $9,768,371,535)				9,768,371,535
OTHER ASSETS LESS LIABILITIES-(0.71)%				(68,768,937)
NET ASSETS-100.00%				$9,699,602,598
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
August 31, 2025
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $3,581,610,147, which represented 36.93% of the Fund’s Net Assets.

(d)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 15.8%; Japan: 9.0%; United Kingdom: 8.0%; Netherlands: 6.3%; other countries less than 5% each: 11.8%.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2025

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$6,245,294,006
Repurchase agreements, at value and cost	3,523,077,529
Cash	261,350
Receivable for:
Fund shares sold	29,883,069
Interest	16,933,963
Fund expenses absorbed	568,309
Investment for trustee deferred compensation and retirement plans	680,307
Total assets	9,816,698,533
Liabilities:
Payable for:
Investments purchased	98,959,250
Fund shares reacquired	12,993,947
Dividends	2,429,468
Accrued fees to affiliates	2,032,963
Trustee deferred compensation and retirement plans	680,307
Total liabilities	117,095,935
Net assets applicable to shares outstanding	$9,699,602,598
Net assets consist of:
Shares of beneficial interest	$9,699,475,127
Distributable earnings (loss)	127,471
$9,699,602,598
Net Assets:
Institutional Class	$9,414,960,740
Investor Class	$283,867,086
Personal Investment Class	$11,835
Private Investment Class	$27,694
Reserve Class	$11,593
Resource Class	$723,650
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,414,516,475
Investor Class	283,856,455
Personal Investment Class	11,834
Private Investment Class	27,692
Reserve Class	11,592
Resource Class	723,615
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$9,768,371,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2025

Invesco Premier Portfolio
Investment income:
Interest	$407,012,230
Expenses:
Advisory fees	21,719,795
Distribution fees:
Personal Investment Class	71,880
Private Investment Class	81
Reserve Class	99
Resource Class	1,131
Professional services fees	(2,968)
Total expenses	21,790,018
Less: Fees waived	(6,081,509)
Net expenses	15,708,509
Net investment income	391,303,721
Net realized gain from unaffiliated investment securities	2,356
Net increase in net assets resulting from operations	$391,306,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Premier Portfolio
	2025	2024
Operations:
Net investment income	$391,303,721	$346,325,123

Net realized gain	2,356	20,533

Net increase in net assets resulting from operations	391,306,077	346,345,656

Distributions to shareholders from distributable earnings:
Institutional Class	(381,517,915)	(337,282,614)

Investor Class	(9,233,389)	(8,535,442)

Personal Investment Class	(520,037)	(469,960)

Private Investment Class	(1,143)	(1,317)

Reserve Class	(415)	(494)

Resource Class	(30,822)	(35,296)

Total distributions from distributable earnings	(391,303,721)	(346,325,123)

Share transactions-net:
Institutional Class	1,849,359,762	2,790,848,017

Investor Class	131,397,110	(5,997,098)

Personal Investment Class	(13,619,385)	6,526,699

Private Investment Class	1,256	1,313

Reserve Class	458	494

Resource Class	33,862	35,168

Net increase in net assets resulting from share transactions	1,967,173,063	2,791,414,593

Net increase in net assets	1,967,175,419	2,791,435,126

Net assets:
Beginning of year	7,732,427,179	4,940,992,053

End of year	$9,699,602,598	$7,732,427,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.45%	$724	0.34%	0.41%	4.34%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	690	0.34	0.41	5.23
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.33	655	0.34	0.41	4.46
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25	0.41	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23	0.41	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$6,081,509
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2025, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Premier Portfolio	$391,303,721	$346,325,123

*	Includes short-term capital gain distributions, if any.

14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$127,471	$9,699,475,127	$9,699,602,598
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$2,356	$(2,356)	$-
NOTE 8—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,598,875,406	$11,598,875,406	9,739,077,117	$9,739,077,117
Investor Class	521,969,267	521,969,267	336,725,771	336,725,771
Personal Investment Class	13,222,425	13,222,425	24,100,174	24,100,174
Private Investment Class	113	113	-	-
Reserve Class	43	43	-	-
Resource Class	3,040	3,040	-	-
Issued as reinvestment of dividends:
Institutional Class	381,517,885	381,517,885	299,321,339	299,321,339
Investor Class	9,226,500	9,226,500	8,507,286	8,507,286
Personal Investment Class	520,037	520,037	442,533	442,533
Private Investment Class	1,143	1,143	1,313	1,313
Reserve Class	415	415	494	494
Resource Class	30,822	30,822	35,168	35,168
Reacquired:
Institutional Class	(10,131,033,529)	(10,131,033,529)	(7,247,550,439)	(7,247,550,439)
Investor Class	(399,798,657)	(399,798,657)	(351,230,155)	(351,230,155)
Personal Investment Class	(27,361,847)	(27,361,847)	(18,016,008)	(18,016,008)
Net increase in share activity	1,967,173,063	$1,967,173,063	2,791,414,593	$2,791,414,593

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and for Invesco Premier Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and Invesco Premier Portfolio’s sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
INVESCO PREMIER PORTFOLIO
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices
17
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business.  The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
B.
Fund Investment Performance
INVESCO PREMIER PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO PREMIER PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Investor Class shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund differs from the other Invesco Funds in that it pays “all-inclusive” unitary advisory fees that cover various Fund operating expenses. The Board noted that the Fund’s, contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Premier Portfolio	99.93%	0.00%	0.00%	0.00%	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$2,356	0.00%
**
The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSR-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 7, 2025